Voya Target Retirement 2035 Fund Annual Fund Operating Expenses - Voya Target Retirement 2035 Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.60%	[1]
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.60%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.38%	[1]
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.38%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.85%	[1]
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.85%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.35%	[1]
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.25%

[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, and 0.25% for Class A, Class I, Class R, and Class R6 shares, respectively, through October 1, 2027 (the “ Expense Limitation Agreement ” ) . The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’ s advisory agreement with the Investment Adviser , or it may be terminated by Voya Separate Portfolios Trust ( the “ Trust ” ), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business . Termination or modification of this obligation requires approval by the Fund’s Board.